EMPOWER FUNDS, INC.
("Empower Funds")
Empower Ariel Mid Cap Value Fund	Empower Mid Cap Value Fund
Institutional Class Ticker / MXOAX	Institutional Class Ticker / MXKJX
Investor Class Ticker / MXMCX	Investor Class Ticker / MXMVX
Empower S&P Mid Cap 400® Index Fund	Empower T. Rowe Price Mid Cap Growth Fund
Institutional Class Ticker / MXNZX	Institutional Class Ticker / MXYKX
Investor Class Ticker / MXMDX	Investor Class Ticker / MXMGX
Class L Ticker / MXBUX

(the "Fund(s)")
Quarterly Holdings Report

September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.32%
74,662	Axalta Coating Systems Ltd(a)	$ 2,702,018
Communications — 5.08%
111,013	Interpublic Group of Cos Inc	3,511,341
70,021	Paramount Global Class B(b)	743,623
38,032	Sphere Entertainment Co(a)	1,680,254
		5,935,218
Consumer, Cyclical — 20.62%
59,797	BorgWarner Inc	2,170,033
46,350	CarMax Inc(a)	3,586,563
76,333	Gentex Corp	2,266,327
59,951	Madison Square Garden Entertainment Corp(a)	2,549,716
13,993	Madison Square Garden Sports Corp(a)	2,914,182
116,861	Manchester United PLC Class A(a)(b)	1,890,811
222,457	Mattel Inc(a)	4,237,806
90,758	Resideo Technologies Inc(a)	1,827,866
8,702	Vail Resorts Inc	1,516,672
126,238	Walgreens Boots Alliance Inc	1,131,092
		24,091,068
Consumer, Non-Cyclical — 17.33%
269,691	ADT Inc	1,949,866
7,719	Bio-Rad Laboratories Inc Class A(a)	2,582,623
16,891	Charles River Laboratories International Inc(a)	3,327,020
143,744	Envista Holdings Corp(a)	2,840,381
19,275	J M Smucker Co	2,334,203
14,179	Labcorp Holdings Inc	3,168,723
35,576	Molson Coors Beverage Co Class B	2,046,332
18,494	Zimmer Biomet Holdings Inc	1,996,427
		20,245,575
Energy — 4.96%
178,364	Core Laboratories Inc	3,305,085
155,890	NOV Inc	2,489,563
		5,794,648
Financial — 30.10%
23,116	Aflac Inc	2,584,369
Shares		Fair Value
Financial — (continued)
27,020	BOK Financial Corp	$ 2,826,832
67,846	Carlyle Group Inc	2,921,449
23,691	CBRE Group Inc Class A(a)	2,949,056
42,039	Charles Schwab Corp	2,724,548
43,817	First American Financial Corp	2,892,360
8,951	Goldman Sachs Group Inc	4,431,730
11,417	Jones Lang LaSalle Inc(a)	3,080,421
17,354	KKR & Co Inc	2,266,085
72,175	Lazard Inc	3,636,176
53,918	Northern Trust Corp	4,854,237
		35,167,263
Industrial — 19.08%
24,875	Generac Holdings Inc(a)	3,952,140
114,072	Kennametal Inc	2,957,887
15,711	Keysight Technologies Inc(a)	2,496,949
148,082	Knowles Corp(a)	2,669,918
8,642	Littelfuse Inc	2,292,291
18,157	Middleby Corp(a)	2,526,183
23,754	nVent Electric PLC	1,668,956
33,827	Stanley Black & Decker Inc	3,725,368
		22,289,692
TOTAL COMMON STOCK — 99.49% (Cost $113,628,978)		$116,225,482
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,365,176	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	2,365,176
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.02% (Cost $2,365,176)		$2,365,176
TOTAL INVESTMENTS — 101.51% (Cost $115,994,154)		$118,590,658
OTHER ASSETS & LIABILITIES, NET — (1.51)%		$(1,766,195)
TOTAL NET ASSETS — 100.00%		$116,824,463

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.60%
62,665	ATI Inc(a)	$ 4,192,915
155,194	Axalta Coating Systems Ltd(a)	5,616,471
25,057	FMC Corp	1,652,259
96,604	Huntsman Corp	2,337,817
15,466	International Flavors & Fragrances Inc	1,622,847
117,757	Mosaic Co	3,153,532
9,621	NewMarket Corp	5,309,734
37,558	PPG Industries Inc	4,974,932
18,925	Royal Gold Inc	2,655,178
40,317	RPM International Inc	4,878,357
		36,394,042
Communications — 4.53%
11,405	Charter Communications Inc Class A(a)	3,696,132
61,475	Cisco Systems Inc	3,271,700
63,767	Fox Corp Class A	2,699,257
1,048	Motorola Solutions Inc	471,212
3,878	Netflix Inc(a)	2,750,549
28,761	New York Times Co Class A	1,601,125
221,886	News Corp Class A	5,908,824
102,020	Robinhood Markets Inc Class A(a)	2,389,309
5,631	Sirius XM Holdings Inc	133,173
34,275	VeriSign Inc(a)	6,510,879
		29,432,160
Consumer, Cyclical — 14.21%
96,315	Alaska Air Group Inc(a)	4,354,401
50,019	Best Buy Co Inc	5,166,963
31,396	Birkenstock Holding PLC(a)	1,547,509
18,350	Boyd Gaming Corp	1,186,328
74,834	CarMax Inc(a)	5,790,655
125,555	Carnival Corp(a)	2,320,257
2,906	Carvana Co(a)	505,964
326	Casey's General Stores Inc	122,481
49,284	DR Horton Inc	9,401,909
34,019	Ferguson Enterprises Inc	6,755,153
8,820	Freshpet Inc(a)	1,206,311
14,384	GameStop Corp Class A(a)(b)	329,825
45,081	Harley-Davidson Inc	1,736,971
7,919	Hasbro Inc	572,702
45,046	Lear Corp	4,916,771
13,099	Lennar Corp Class A	2,455,801
2,357	Lowe's Cos Inc	638,393
109,728	Macy's Inc	1,721,632
1,207	Marriott International Inc Class A	300,060
13,002	Mattel Inc(a)	247,688
45,075	MGM Resorts International(a)	1,761,982
5,138	Nordstrom Inc	115,554
714	NVR Inc(a)	7,005,625
50,927	PACCAR Inc	5,025,477
14,529	Ralph Lauren Corp	2,816,737
38,051	Rivian Automotive Inc Class A(a)(b)	426,932
Shares		Fair Value
Consumer, Cyclical — (continued)
40,076	Ross Stores Inc	$ 6,031,839
10,353	Scotts Miracle-Gro Co	897,605
83,157	Skechers USA Inc Class A(a)	5,564,866
34,796	Target Corp	5,423,304
3,070	Thor Industries Inc(b)	337,362
10,836	Toll Brothers Inc	1,674,054
3,651	Travel + Leisure Co	168,238
3,915	Wingstop Inc	1,628,953
16,460	Wynn Resorts Ltd	1,578,185
13,543	YETI Holdings Inc(a)	555,669
		92,290,156
Consumer, Non-Cyclical — 18.01%
3,826	Affirm Holdings Inc(a)	156,177
16,799	Albertsons Cos Inc Class A	310,446
9,710	Altria Group Inc	495,598
5,082	Biogen Inc(a)	985,095
13,403	Boston Beer Co Inc Class A(a)	3,875,344
32,860	Bright Horizons Family Solutions Inc(a)	4,604,672
81,012	Bristol-Myers Squibb Co	4,191,561
3,813	Chemed Corp	2,291,499
4,124	Coca-Cola Consolidated Inc	5,428,834
57,169	Darling Ingredients Inc(a)	2,124,400
94,212	Elanco Animal Health Inc(a)	1,383,974
61,871	Encompass Health Corp	5,979,213
23,601	Equifax Inc	6,935,390
50,883	Euronet Worldwide Inc(a)	5,049,120
16,708	Exact Sciences Corp(a)(b)	1,138,149
65,503	Flowers Foods Inc	1,511,154
11,400	Fortrea Holdings Inc(a)	228,000
24,899	FTI Consulting Inc(a)	5,666,016
46,037	Gilead Sciences Inc	3,859,742
36,265	H&R Block Inc	2,304,641
1,157	Humana Inc	366,468
34,068	IQVIA Holdings Inc(a)	8,073,094
31,828	Johnson & Johnson	5,158,046
34,332	Keurig Dr Pepper Inc	1,286,763
20,170	Labcorp Holdings Inc	4,507,592
8,354	Medpace Holdings Inc(a)	2,788,565
23,682	Organon & Co	453,037
3,068	Penumbra Inc(a)	596,143
9,244	Performance Food Group Co(a)	724,452
5,278	Pfizer Inc	152,745
6,345	Procter & Gamble Co	1,098,954
42,511	Quest Diagnostics Inc	6,599,833
4,642	Regeneron Pharmaceuticals Inc(a)	4,879,856
30,362	Robert Half Inc	2,046,702
17,947	Sotera Health Co(a)	299,715
10,306	Spectrum Brands Holdings Inc	980,513
23,859	Teleflex Inc	5,900,808
38,460	Tenet Healthcare Corp(a)	6,392,052
26,919	Universal Health Services Inc Class B	6,164,720
		116,989,083

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Energy — 5.84%
145,847	Antero Midstream Corp	$ 2,194,997
34,729	Antero Resources Corp(a)	994,986
36,100	Chord Energy Corp	4,701,303
44,239	ConocoPhillips	4,657,482
30,147	Coterra Energy Inc	722,021
131,980	Devon Energy Corp	5,163,058
38,105	DT Midstream Inc	2,997,339
167,921	Halliburton Co	4,878,105
173,325	NOV Inc	2,768,000
54,857	Ovintiv Inc	2,101,572
18,304	Schlumberger NV	767,853
218,837	TechnipFMC PLC	5,740,094
1,705	Valero Energy Corp	230,226
		37,917,036
Financial — 25.29%
14,494	Allstate Corp	2,748,787
139,446	Ally Financial Inc	4,962,883
145,578	American Homes 4 Rent Class A REIT	5,588,739
32,804	Annaly Capital Management Inc REIT	658,376
16,400	Arthur J Gallagher & Co	4,614,468
19,630	AvalonBay Communities Inc REIT	4,421,657
5,161	Axis Capital Holdings Ltd	410,867
34,779	Bank of New York Mellon Corp	2,499,219
52,506	Bank OZK	2,257,233
460	Berkshire Hathaway Inc Class B(a)	211,720
62,628	Brighthouse Financial Inc(a)	2,820,139
49,553	Camden Property Trust REIT	6,121,282
23,393	Capital One Financial Corp	3,502,634
22,055	Citizens Financial Group Inc	905,799
23,791	CME Group Inc	5,249,484
762	Coinbase Global Inc Class A(a)	135,766
39,470	Commerce Bancshares Inc	2,344,518
24,011	Cousins Properties Inc REIT	707,844
19,430	Cullen/Frost Bankers Inc(b)	2,173,440
9,973	EastGroup Properties Inc REIT	1,863,156
21,232	Evercore Inc Class A	5,378,915
2,184	Extra Space Storage Inc REIT	393,535
12,917	Federal Realty Investment Trust REIT	1,485,068
85,462	First American Financial Corp	5,641,347
101,724	First Industrial Realty Trust Inc REIT	5,694,509
165,522	FNB Corp	2,335,516
266,071	Franklin Resources Inc	5,361,330
17,904	Hanover Insurance Group Inc	2,651,762
189,068	Healthcare Realty Trust Inc REIT	3,431,584
151,188	Healthpeak Properties Inc REIT	3,457,670
1,098	M&T Bank Corp	195,576
9,165	Mid-America Apartment Communities Inc REIT	1,456,319
2,142	Morgan Stanley	223,282
35,853	National Storage Affiliates Trust REIT	1,728,115
Shares		Fair Value
Financial — (continued)
114,846	NNN Inc REIT	$ 5,568,882
57,495	Northern Trust Corp	5,176,275
75,549	Omega Healthcare Investors Inc REIT	3,074,844
62,557	OneMain Holdings Inc	2,944,558
354,735	Park Hotels & Resorts Inc REIT	5,001,763
31,959	Principal Financial Group Inc	2,745,278
34,246	Prosperity Bancshares Inc	2,468,109
41,950	Raymond James Financial Inc	5,137,197
112,186	Rexford Industrial Realty Inc REIT	5,644,077
46,793	SEI Investments Co	3,237,608
17,513	SoFi Technologies Inc(a)(b)	137,652
44,795	STAG Industrial Inc REIT	1,751,037
68,546	Starwood Property Trust Inc REIT(b)	1,396,968
65,509	Stifel Financial Corp	6,151,295
137,906	Synchrony Financial	6,878,751
21,567	Travelers Cos Inc	5,049,266
92,678	UDR Inc REIT	4,202,020
35,790	Unum Group	2,127,358
33,702	Virtu Financial Inc Class A	1,026,563
26,950	Weyerhaeuser Co REIT	912,527
		164,264,567
Industrial — 15.00%
56,263	AECOM	5,810,280
47,580	AMETEK Inc	8,169,962
83,028	Berry Global Group Inc	5,644,243
5,094	Comfort Systems USA Inc	1,988,443
2,345	General Dynamics Corp	708,659
21,582	Huntington Ingalls Industries Inc	5,705,849
6,716	Illinois Tool Works Inc	1,760,062
51,921	Jabil Inc	6,221,693
9,457	JB Hunt Transport Services Inc	1,629,725
22,075	Keysight Technologies Inc(a)	3,508,380
29,348	Landstar System Inc	5,542,957
48,006	MasTec Inc(a)	5,909,538
8,586	Northrop Grumman Corp	4,534,009
55,385	nVent Electric PLC	3,891,350
4,383	Otis Worldwide Corp	455,569
31,219	Packaging Corp of America	6,724,572
8,629	Parker-Hannifin Corp	5,451,975
26,247	Pentair PLC	2,566,694
38,232	Sealed Air Corp	1,387,822
19,150	Snap-on Inc	5,547,947
45,770	Textron Inc	4,054,307
5,335	Toro Co	462,705
392	Trane Technologies PLC	152,382
37,395	United Parcel Service Inc Class B	5,098,434
1,016	Westinghouse Air Brake Technologies Corp	184,678
25,443	Woodward Inc	4,363,729
		97,475,964

EMPOWER FUNDS, INC.
EMPOWER MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — 5.16%
4,229	Apple Inc	$ 985,357
3,570	Dropbox Inc Class A(a)	90,785
30,940	Fiserv Inc(a)	5,558,371
81,208	Genpact Ltd	3,184,166
5,295	Guidewire Software Inc(a)	968,667
194,266	Kyndryl Holdings Inc(a)	4,464,232
24,914	Marvell Technology Inc	1,796,798
7,947	Microsoft Corp	3,419,594
8,611	MicroStrategy Inc Class A(a)(b)	1,451,815
66,066	Nutanix Inc Class A(a)	3,914,411
24,423	ROBLOX Corp Class A(a)	1,080,962
41,398	Skyworks Solutions Inc	4,088,880
4,527	Texas Instruments Inc	935,142
1,392	Zebra Technologies Corp Class A(a)	515,485
105,989	ZoomInfo Technologies Inc(a)	1,093,807
		33,548,472
Utilities — 5.17%
27,483	Atmos Energy Corp	3,812,167
91,214	CMS Energy Corp	6,442,445
104,836	Eversource Energy	7,134,090
18,921	IDACORP Inc	1,950,566
306,608	PG&E Corp	6,061,640
Shares		Fair Value
Utilities — (continued)
124,963	Xcel Energy Inc	$ 8,160,084
		33,560,992
TOTAL COMMON STOCK — 98.81% (Cost $580,657,048)		$641,872,472
GOVERNMENT MONEY MARKET MUTUAL FUNDS
4,954,152	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	4,954,152
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.76% (Cost $4,954,152)		$4,954,152
TOTAL INVESTMENTS — 99.57% (Cost $585,611,200)		$646,826,624
OTHER ASSETS & LIABILITIES, NET — 0.43%		$2,795,228
TOTAL NET ASSETS — 100.00%		$649,621,852

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
REIT	Real Estate Investment Trust

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.88%
142,723	Alcoa Corp	$ 5,506,253
578,833	Arcadium Lithium PLC(a)(b)	1,649,674
27,089	Ashland Inc	2,355,930
53,132	Avient Corp	2,673,602
125,125	Axalta Coating Systems Ltd(a)	4,528,274
31,423	Cabot Corp	3,512,149
84,169	Chemours Co	1,710,314
257,005	Cleveland-Cliffs Inc(a)	3,281,954
65,437	Commercial Metals Co	3,596,418
4,371	NewMarket Corp	2,412,311
65,295	Olin Corp	3,132,854
31,146	Reliance Inc	9,007,735
36,733	Royal Gold Inc	5,153,640
71,927	RPM International Inc	8,703,167
125,673	United States Steel Corp	4,440,027
18,446	Westlake Corp	2,772,249
		64,436,551
Communications — 1.17%
80,480	Ciena Corp(a)	4,956,763
124,500	Frontier Communications Parent Inc(a)	4,423,485
69,435	Iridium Communications Inc	2,114,296
91,820	New York Times Co Class A	5,111,619
17,407	Nexstar Media Group Inc	2,878,247
		19,484,410
Consumer, Cyclical — 15.48%
28,445	Abercrombie & Fitch Co Class A(a)	3,979,456
374,331	American Airlines Group Inc(a)(b)	4,207,480
147,583	Aramark	5,715,889
39,009	Autoliv Inc	3,642,270
15,099	AutoNation Inc(a)	2,701,513
74,224	BJ's Wholesale Club Holdings Inc(a)	6,121,996
38,206	Boyd Gaming Corp	2,470,018
37,086	Brunswick Corp	3,108,549
35,653	Burlington Stores Inc(a)	9,393,852
65,056	Capri Holdings Ltd(a)	2,760,977
21,484	Carter's Inc	1,396,030
20,682	Casey's General Stores Inc	7,770,434
12,581	Choice Hotels International Inc(b)	1,639,304
41,357	Churchill Downs Inc	5,591,880
17,621	Columbia Sportswear Co	1,465,891
109,275	Core & Main Inc Class A(a)	4,851,810
33,115	Crocs Inc(a)	4,795,383
32,427	Dick's Sporting Goods Inc	6,767,515
34,350	Dolby Laboratories Inc Class A	2,628,806
21,460	FirstCash Holdings Inc	2,463,608
30,350	Five Below Inc(a)	2,681,423
59,802	Floor & Decor Holdings Inc Class A(a)	7,425,614
Shares		Fair Value
Consumer, Cyclical — (continued)
213,783	GameStop Corp Class A(a)(b)	$ 4,902,044
122,819	Gap Inc	2,708,159
128,962	Gentex Corp	3,828,882
160,534	Goodyear Tire & Rubber Co(a)	1,420,726
64,545	Harley-Davidson Inc	2,486,919
36,075	Hilton Grand Vacations Inc(a)	1,310,244
25,784	Hyatt Hotels Corp Class A	3,924,325
41,172	KB Home	3,528,029
31,693	Lear Corp	3,459,291
50,472	Light & Wonder Inc(a)	4,579,324
15,024	Lithia Motors Inc	4,772,223
157,577	Macy's Inc	2,472,383
19,038	Marriott Vacations Worldwide Corp	1,398,912
187,809	Mattel Inc(a)	3,577,761
25,132	MSC Industrial Direct Co Inc Class A	2,162,860
10,544	Murphy USA Inc	5,196,821
56,638	Nordstrom Inc	1,273,789
34,483	Ollie's Bargain Outlet Holdings Inc(a)	3,351,748
10,812	Penske Automotive Group Inc	1,756,085
47,359	Planet Fitness Inc Class A(a)	3,846,498
28,742	Polaris Inc	2,392,484
30,875	PVH Corp	3,113,126
8,456	RH(a)	2,827,940
23,130	Scotts Miracle-Gro Co	2,005,371
73,891	Skechers USA Inc Class A(a)	4,944,786
59,672	Taylor Morrison Home Corp(a)	4,192,555
96,790	Tempur Sealy International Inc	5,284,734
37,267	Texas Roadhouse Inc	6,581,352
30,137	Thor Industries Inc	3,311,755
37,420	TKO Group Holdings Inc(a)	4,629,228
58,141	Toll Brothers Inc	8,982,203
40,162	Travel + Leisure Co	1,850,665
96,759	Under Armour Inc Class A(a)	862,123
79,461	Under Armour Inc Class C(a)	664,294
21,216	Vail Resorts Inc	3,697,737
15,587	Visteon Corp(a)	1,484,506
76,808	Warner Music Group Corp Class A(b)	2,404,090
19,568	Watsco Inc	9,625,108
92,960	Wendy's Co	1,628,659
25,381	WESCO International Inc	4,263,500
31,526	Whirlpool Corp	3,373,282
71,744	Williams-Sonoma Inc	11,114,581
16,383	Wingstop Inc	6,816,639
44,351	Wyndham Hotels & Resorts Inc	3,465,587
47,769	YETI Holdings Inc(a)	1,959,962
		257,012,988
Consumer, Non-Cyclical — 16.48%
51,710	Acadia Healthcare Co Inc(a)	3,278,931
17,962	Amedisys Inc(a)	1,733,513

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
70,486	Arrowhead Pharmaceuticals Inc(a)	$ 1,365,314
379,319	Avantor Inc(a)	9,812,983
9,765	Avis Budget Group Inc	855,316
27,019	Azenta Inc(a)	1,308,800
72,988	BellRing Brands Inc(a)	4,431,831
107,760	BioMarin Pharmaceutical Inc(a)	7,574,450
10,832	Bio-Rad Laboratories Inc Class A(a)	3,624,171
4,879	Boston Beer Co Inc Class A(a)	1,410,714
24,489	Brink's Co	2,831,908
62,563	Bruker Corp	4,320,601
84,930	Celsius Holdings Inc(a)	2,663,405
8,454	Chemed Corp	5,080,600
3,327	Coca-Cola Consolidated Inc	4,379,663
208,006	Coty Inc Class A(a)	1,953,176
64,664	Cytokinetics Inc(a)	3,414,259
89,173	Darling Ingredients Inc(a)	3,313,669
114,921	DENTSPLY SIRONA Inc	3,109,762
31,228	elf Beauty Inc(a)	3,404,789
56,225	Encompass Health Corp	5,433,584
32,455	Enovis Corp(a)	1,397,188
31,920	Ensign Group Inc	4,590,735
94,937	Envista Holdings Corp(a)	1,875,955
23,762	Euronet Worldwide Inc(a)	2,357,903
159,310	Exelixis Inc(a)	4,134,094
111,510	Flowers Foods Inc	2,572,536
19,743	FTI Consulting Inc(a)	4,492,717
63,104	Globus Medical Inc Class A(a)	4,514,460
1,835	Graham Holdings Co Class B	1,507,856
16,192	Grand Canyon Education Inc(a)	2,296,835
66,655	GXO Logistics Inc(a)	3,470,726
78,399	H&R Block Inc	4,982,256
29,657	Haemonetics Corp(a)	2,383,830
72,417	Halozyme Therapeutics Inc(a)	4,145,149
48,551	HealthEquity Inc(a)	3,973,899
89,449	Illumina Inc(a)	11,665,044
36,764	Ingredion Inc	5,052,477
19,482	Insperity Inc	1,714,416
34,372	Jazz Pharmaceuticals PLC(a)	3,829,385
11,207	Lancaster Colony Corp	1,978,820
39,599	Lantheus Holdings Inc(a)	4,345,990
30,414	LivaNova PLC(a)	1,597,952
27,395	ManpowerGroup Inc	2,014,080
25,224	Masimo Corp(a)	3,363,116
14,286	Medpace Holdings Inc(a)	4,768,667
15,227	Morningstar Inc	4,859,240
111,277	Neogen Corp(a)(b)	1,870,566
56,146	Neurocrine Biosciences Inc(a)	6,469,142
95,520	Option Care Health Inc(a)	2,989,776
23,939	Paylocity Holding Corp(a)	3,949,217
22,000	Penumbra Inc(a)	4,274,820
86,832	Performance Food Group Co(a)	6,805,024
73,787	Perrigo Co PLC	1,935,433
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,032	Pilgrim's Pride Corp(a)	$ 1,106,674
26,928	Post Holdings Inc(a)	3,116,916
88,621	R1 RCM Inc(a)	1,255,760
104,425	RB Global Inc	8,405,168
29,226	Repligen Corp(a)	4,349,413
242,371	Roivant Sciences Ltd(a)	2,796,961
53,954	Sarepta Therapeutics Inc(a)	6,738,315
81,454	Service Corp International	6,429,164
83,109	Sotera Health Co(a)	1,387,920
56,476	Sprouts Farmers Market Inc(a)	6,235,515
53,958	Tenet Healthcare Corp(a)	8,967,820
25,203	United Therapeutics Corp(a)	9,031,495
137,225	US Foods Holding Corp(a)	8,439,338
73,670	Valvoline Inc(a)	3,083,090
23,012	WEX Inc(a)	4,826,307
		273,650,599
Energy — 4.93%
194,652	Antero Midstream Corp	2,929,513
165,025	Antero Resources Corp(a)	4,727,966
106,904	ChampionX Corp	3,223,156
34,623	Chord Energy Corp	4,508,953
50,309	Civitas Resources Inc	2,549,157
83,650	CNX Resources Corp(a)	2,724,480
55,488	DT Midstream Inc	4,364,686
62,335	Expand Energy Corp	5,127,054
91,024	HF Sinclair Corp	4,056,940
64,489	Matador Resources Co	3,187,046
77,356	Murphy Oil Corp	2,609,991
225,660	NOV Inc	3,603,790
148,834	Ovintiv Inc	5,701,831
55,083	PBF Energy Inc Class A	1,704,819
360,388	Permian Resources Corp	4,904,881
136,782	Range Resources Corp	4,207,414
614,854	Southwestern Energy Co(a)	4,371,612
10,580	Texas Pacific Land Corp	9,360,550
37,045	Valaris Ltd(a)	2,065,259
57,096	Viper Energy Inc	2,575,600
40,811	Weatherford International PLC	3,465,670
		81,970,368
Financial — 22.84%
16,685	Affiliated Managers Group Inc	2,966,593
57,267	Agree Realty Corp REIT	4,313,923
152,554	Ally Financial Inc	5,429,397
40,829	American Financial Group Inc	5,495,583
177,675	American Homes 4 Rent Class A REIT	6,820,943
279,648	Annaly Capital Management Inc REIT	5,612,535
81,909	Associated Banc-Corp	1,764,320
60,782	Bank OZK	2,613,018
32,914	Brighthouse Financial Inc(a)	1,482,117

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
168,373	Brixmor Property Group Inc REIT	$ 4,690,872
103,064	Cadence Bank	3,282,588
117,378	Carlyle Group Inc	5,054,297
58,686	CNO Financial Group Inc	2,059,879
118,936	Columbia Banking System Inc	3,105,419
66,136	Commerce Bancshares Inc	3,928,478
62,687	COPT Defense Properties REIT	1,901,297
84,871	Cousins Properties Inc REIT	2,501,997
125,680	CubeSmart REIT	6,765,354
35,341	Cullen/Frost Bankers Inc	3,953,244
77,635	East West Bancorp Inc	6,423,520
27,700	EastGroup Properties Inc REIT	5,174,914
41,274	EPR Properties REIT	2,024,077
180,290	Equitable Holdings Inc	7,577,589
104,209	Equity LifeStyle Properties Inc REIT	7,434,270
59,561	Essent Group Ltd	3,829,177
19,785	Evercore Inc Class A	5,012,332
46,449	Federated Hermes Inc	1,707,930
144,968	Fidelity National Financial Inc	8,996,714
57,888	First American Financial Corp	3,821,187
70,145	First Financial Bankshares Inc	2,596,066
305,037	First Horizon Corp	4,737,225
73,952	First Industrial Realty Trust Inc REIT	4,139,833
204,100	FNB Corp	2,879,851
154,658	Gaming & Leisure Properties Inc REIT	7,957,154
63,739	Glacier Bancorp Inc	2,912,872
23,042	Hamilton Lane Inc Class A	3,880,043
49,941	Hancock Whitney Corp	2,555,481
20,447	Hanover Insurance Group Inc	3,028,405
202,929	Healthcare Realty Trust Inc REIT	3,683,161
107,085	Home BancShares Inc	2,900,933
29,661	Houlihan Lokey Inc	4,687,031
123,294	Independence Realty Trust Inc REIT	2,527,527
61,043	Interactive Brokers Group Inc Class A	8,506,952
32,123	International Bancshares Corp	1,920,634
71,810	Janus Henderson Group PLC	2,733,807
92,036	Jefferies Financial Group Inc	5,664,816
26,558	Jones Lang LaSalle Inc(a)	7,165,614
33,555	Kemper Corp	2,055,244
59,223	Kilroy Realty Corp REIT	2,291,930
12,335	Kinsale Capital Group Inc	5,742,806
123,850	Kite Realty Group Trust REIT	3,289,456
49,028	Lamar Advertising Co Class A REIT	6,550,141
144,396	MGIC Investment Corp	3,696,538
39,540	National Storage Affiliates Trust REIT	1,905,828
Shares		Fair Value
Financial — (continued)
165,191	New York Community Bancorp Inc(b)	$ 1,855,095
102,933	NNN Inc REIT	4,991,221
176,236	Old National Bancorp	3,288,564
134,758	Old Republic International Corp	4,773,128
145,958	Omega Healthcare Investors Inc REIT	5,940,491
117,612	Park Hotels & Resorts Inc REIT	1,658,329
42,647	Pinnacle Financial Partners Inc	4,178,127
39,386	PotlatchDeltic Corp REIT	1,774,339
19,208	Primerica Inc	5,093,001
54,441	Prosperity Bancshares Inc	3,923,563
74,466	Rayonier Inc REIT	2,396,316
36,719	Reinsurance Group of America Inc	7,999,969
29,544	RenaissanceRe Holdings Ltd	8,047,786
124,522	Rexford Industrial Realty Inc REIT	6,264,702
23,488	RLI Corp	3,640,170
57,142	Ryan Specialty Holdings Inc	3,793,658
134,650	Sabra Health Care Inc REIT	2,505,837
55,728	SEI Investments Co	3,855,820
34,295	Selective Insurance Group Inc	3,199,723
119,092	SLM Corp	2,723,634
42,518	SouthState Corp	4,131,899
104,104	STAG Industrial Inc REIT	4,069,425
179,356	Starwood Property Trust Inc REIT(b)	3,655,275
57,297	Stifel Financial Corp	5,380,188
81,688	Synovus Financial Corp	3,632,665
26,598	Texas Capital Bancshares Inc(a)	1,900,693
24,171	UMB Financial Corp	2,540,614
76,397	United Bankshares Inc	2,834,329
96,532	Unum Group	5,737,862
235,395	Valley National Bancorp	2,132,679
91,327	Vornado Realty Trust REIT	3,598,284
54,697	Voya Financial Inc	4,333,096
97,688	Webster Financial Corp	4,553,238
61,319	Western Alliance Bancorp	5,303,481
191,984	Western Union Co	2,290,369
37,229	Wintrust Financial Corp	4,040,463
122,293	WP Carey Inc REIT	7,618,854
82,246	Zions Bancorp NA	3,883,656
		379,293,455
Industrial — 22.98%
38,015	AAON Inc	4,099,538
17,029	Acuity Brands Inc	4,689,616
39,066	Advanced Drainage Systems Inc	6,139,613
75,937	AECOM	7,842,014
34,853	AGCO Corp	3,410,715
21,189	Applied Industrial Technologies Inc	4,727,901

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
37,013	AptarGroup Inc	$ 5,929,112
29,928	Arrow Electronics Inc(a)	3,975,336
48,669	Avnet Inc	2,643,213
22,535	Belden Inc	2,639,525
64,145	Berry Global Group Inc	4,360,577
51,154	BWX Technologies Inc	5,560,440
26,070	Carlisle Cos Inc	11,724,982
23,932	Chart Industries Inc(a)(b)	2,970,918
28,657	Clean Harbors Inc(a)	6,926,683
494,296	CNH Industrial NV	5,486,685
95,736	Cognex Corp	3,877,308
86,931	Coherent Corp(a)	7,729,035
19,828	Comfort Systems USA Inc	7,739,860
26,950	Crane Co	4,265,646
66,663	Crown Holdings Inc	6,391,648
21,365	Curtiss-Wright Corp	7,022,462
67,400	Donaldson Co Inc	4,967,380
18,744	Eagle Materials Inc	5,391,712
26,212	EMCOR Group Inc	11,285,052
22,379	EnerSys	2,283,777
31,948	Esab Corp	3,396,392
28,665	Exponent Inc	3,304,501
20,483	Fabrinet(a)	4,843,001
72,286	Flowserve Corp	3,736,463
96,345	Fluor Corp(a)	4,596,620
69,991	Fortune Brands Innovations Inc	6,266,294
20,264	GATX Corp	2,683,967
94,421	Graco Inc	8,262,782
169,105	Graphic Packaging Holding Co	5,003,817
15,513	Greif Inc Class A	972,045
45,389	Hexcel Corp	2,806,402
45,904	ITT Inc	6,863,107
32,798	Kirby Corp(a)	4,015,459
32,873	Knife River Corp(a)	2,938,517
90,861	Knight-Swift Transportation Holdings Inc	4,901,951
19,986	Landstar System Inc	3,774,756
17,887	Lennox International Inc	10,808,935
31,702	Lincoln Electric Holdings Inc	6,087,418
13,830	Littelfuse Inc	3,668,408
35,909	Louisiana-Pacific Corp	3,858,781
35,351	MasTec Inc(a)	4,351,708
115,611	MDU Resources Group Inc	3,168,898
30,534	Middleby Corp(a)	4,248,195
21,553	MSA Safety Inc	3,822,209
80,718	NEXTracker Inc Class A(a)	3,025,311
19,987	Novanta Inc(a)	3,576,074
92,521	nVent Electric PLC	6,500,526
36,400	Oshkosh Corp	3,647,644
49,329	Owens Corning	8,707,555
16,355	RBC Bearings Inc(a)	4,896,360
37,033	Regal Rexnord Corp	6,143,034
24,833	Ryder System Inc	3,620,651
14,889	Saia Inc(a)	6,510,364
85,279	Sensata Technologies Holding PLC	3,058,105
44,269	Silgan Holdings Inc	2,324,123
Shares		Fair Value
Industrial — (continued)
23,500	Simpson Manufacturing Co Inc	$ 4,494,845
55,800	Sonoco Products Co	3,048,354
52,218	Stericycle Inc(a)	3,185,298
42,787	TD SYNNEX Corp	5,137,863
37,223	Terex Corp	1,969,469
149,266	Tetra Tech Inc	7,039,385
36,695	Timken Co	3,093,022
16,979	TopBuild Corp(a)	6,907,227
58,209	Toro Co	5,048,467
61,983	Trex Co Inc(a)	4,126,828
34,412	UFP Industries Inc	4,515,198
24,835	Universal Display Corp	5,212,866
11,269	Valmont Industries Inc	3,267,447
63,596	Vishay Intertechnology Inc	1,202,600
87,470	Vontier Corp	2,951,238
15,502	Watts Water Technologies Inc Class A	3,211,859
33,542	Woodward Inc	5,752,789
64,805	XPO Inc(a)	6,967,186
		381,603,062
Technology — 8.12%
87,280	Allegro MicroSystems Inc(a)	2,033,624
32,546	Altair Engineering Inc Class A(a)	3,108,468
62,546	Amkor Technology Inc	1,913,908
12,406	Appfolio Inc Class A(a)	2,920,372
25,772	ASGN Inc(a)	2,402,724
15,061	Aspen Technology Inc(a)	3,596,868
23,441	Blackbaud Inc(a)	1,984,984
12,444	CACI International Inc Class A(a)	6,278,745
30,053	Cirrus Logic Inc(a)	3,732,883
24,454	CommVault Systems Inc(a)	3,762,248
25,762	Concentrix Corp	1,320,303
27,205	Crane NXT Co	1,526,201
71,142	Doximity Inc Class A(a)	3,099,657
131,220	Dropbox Inc Class A(a)	3,336,925
21,411	Duolingo Inc(a)	6,038,330
167,328	Dynatrace Inc(a)	8,947,028
92,816	ExlService Holdings Inc(a)	3,540,930
92,564	Genpact Ltd	3,629,435
14,951	IPG Photonics Corp(a)	1,111,158
75,333	KBR Inc	4,906,438
130,035	Kyndryl Holdings Inc(a)	2,988,204
76,510	Lattice Semiconductor Corp(a)	4,060,386
37,755	Lumentum Holdings Inc(a)	2,392,912
32,450	MACOM Technology Solutions Holdings Inc(a)	3,610,387
34,362	Manhattan Associates Inc(a)	9,668,780
34,535	Maximus Inc	3,217,281
37,254	MKS Instruments Inc	4,049,882
27,395	Onto Innovation Inc(a)	5,686,106
26,556	Parsons Corp(a)	2,753,326
31,679	Power Integrations Inc	2,031,257
173,727	Pure Storage Inc Class A(a)	8,728,044

EMPOWER FUNDS, INC.
EMPOWER S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
21,059	Qualys Inc(a)	$ 2,705,239
61,825	Rambus Inc(a)	2,610,251
28,970	Science Applications International Corp	4,034,652
17,875	Silicon Laboratories Inc(a)	2,065,814
21,743	Synaptics Inc(a)	1,686,822
55,610	Teradata Corp(a)	1,687,207
167,579	ZoomInfo Technologies Inc(a)	1,729,415
		134,897,194
Utilities — 2.58%
31,986	ALLETE Inc	2,053,181
39,809	Black Hills Corp	2,433,126
140,592	Essential Utilities Inc	5,422,633
30,135	IDACORP Inc	3,106,617
51,993	National Fuel Gas Co	3,151,296
56,731	New Jersey Resources Corp	2,677,703
34,258	Northwestern Energy Group Inc	1,960,243
113,306	OGE Energy Corp	4,647,812
30,737	ONE Gas Inc	2,287,448
29,769	Ormat Technologies Inc	2,290,427
58,073	Portland General Electric Co	2,781,697
34,819	Southwest Gas Holdings Inc	2,568,250
32,760	Spire Inc	2,204,420
50,729	TXNM Energy Inc	2,220,408
118,911	UGI Corp	2,975,153
		42,780,414
TOTAL COMMON STOCK — 98.46% (Cost $1,389,098,956)		$1,635,129,041
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
9,284,084	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.88%(d)	$ 9,284,084
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.56% (Cost $9,284,084)		$9,284,084
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 1.22%
$20,364,300	U.S. Treasury Bills(e) 4.94%, 11/14/2024	20,241,987
TOTAL SHORT TERM INVESTMENTS — 1.22% (Cost $20,241,987)		$20,241,987
TOTAL INVESTMENTS — 100.24% (Cost $1,418,625,027)		$1,664,655,112
OTHER ASSETS & LIABILITIES, NET — (0.24)%		$(4,043,755)
TOTAL NET ASSETS — 100.00%		$1,660,611,357

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2024.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of September 30, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	85	USD	26,763	Dec 2024	$984,715
				Net Appreciation	$984,715

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.46%
69,500	RPM International Inc	$ 8,409,500
Communications — 6.21%
232,150	Liberty Media Corp-Liberty Formula One Class C(a)	17,975,375
116,500	Maplebear Inc(a)	4,746,210
290,398	Match Group Inc(a)	10,988,660
195,100	New York Times Co Class A	10,861,217
88,786	Reddit Inc Class A(a)(b)	5,852,773
58,300	Roku Inc(a)	4,352,678
36,400	Spotify Technology SA(a)	13,414,492
406,400	Trade Desk Inc Class A(a)	44,561,761
		112,753,166
Consumer, Cyclical — 14.20%
267,484	Bath & Body Works Inc	8,538,089
110,676	Birkenstock Holding PLC(a)	5,455,220
66,070	Burlington Stores Inc(a)	17,408,123
45,700	Casey's General Stores Inc	17,169,947
36,681	Dollar General Corp	3,102,112
262,270	Dollar Tree Inc(a)	18,442,827
70,704	Domino's Pizza Inc	30,412,618
498,800	DraftKings Inc Class A(a)	19,552,960
47,100	Ferguson Enterprises Inc	9,352,647
98,200	Five Below Inc(a)	8,675,970
108,100	Hilton Worldwide Holdings Inc	24,917,050
17,000	Lululemon Athletica Inc(a)	4,612,950
96,200	On Holding AG Class A(a)	4,824,430
115,200	Planet Fitness Inc Class A(a)	9,356,544
163,800	Ross Stores Inc	24,653,538
29,100	Southwest Airlines Co	862,233
15,118	Tractor Supply Co	4,398,280
37,013	Ulta Beauty Inc(a)	14,402,499
238,932	Viking Holdings Ltd(a)(b)	8,336,337
167,370	Yum! Brands Inc	23,383,263
		257,857,637
Consumer, Non-Cyclical — 31.24%
169,500	Acadia Healthcare Co Inc(a)	10,747,995
232,500	Agilent Technologies Inc	34,521,600
182,600	Alcon Inc	18,272,782
56,200	Align Technology Inc(a)	14,292,784
89,155	Alnylam Pharmaceuticals Inc(a)	24,520,299
69,756	Apellis Pharmaceuticals Inc(a)	2,011,763
14,528	Argenx SE ADR(a)	7,875,338
42,877	Ascendis Pharma A/S ADR(a)	6,401,965
1,155,800	Avantor Inc(a)	29,900,546
115,700	Avery Dennison Corp	25,541,932
76,500	Biogen Inc(a)	14,828,760
12,559	Boston Beer Co Inc Class A(a)	3,631,309
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
67,600	Bright Horizons Family Solutions Inc(a)	$ 9,472,788
263,074	Bruker Corp	18,167,891
30,500	Constellation Brands Inc Class A	7,859,545
197,600	Cooper Cos Inc(a)	21,803,184
53,000	Corpay Inc(a)	16,576,280
59,638	CRISPR Therapeutics AG(a)(b)	2,801,793
120,300	Cytokinetics Inc(a)(b)	6,351,840
184,284	Enovis Corp(a)	7,933,426
80,100	Equifax Inc	23,538,186
96,200	Exact Sciences Corp(a)(b)	6,553,144
612,000	Hologic Inc(a)	49,853,520
16,107	Insmed Inc(a)	1,175,811
308,921	Ionis Pharmaceuticals Inc(a)	12,375,375
57,300	MarketAxess Holdings Inc	14,680,260
87,200	McCormick & Co Inc	7,176,560
45,000	Molina Healthcare Inc(a)	15,505,200
104,906	Paylocity Holding Corp(a)	17,306,343
1,847	Penumbra Inc(a)	358,891
23,900	Quanta Services Inc	7,125,785
193,583	QuidelOrtho Corp(a)	8,827,385
225,300	Reynolds Consumer Products Inc	7,006,830
52,668	Sarepta Therapeutics Inc(a)	6,577,706
167,053	Teleflex Inc	41,315,548
345,400	Toast Inc Class A(a)(b)	9,778,274
105,769	TransUnion	11,074,014
127,713	TreeHouse Foods Inc(a)	5,361,392
51,592	UL Solutions Inc Class A	2,543,485
16,900	United Rentals Inc	13,684,437
47,663	Vaxcyte Inc(a)	5,446,451
39,400	Verisk Analytics Inc	10,557,624
19,598	West Pharmaceutical Services Inc	5,882,536
		567,218,577
Energy — 4.44%
136,700	Cheniere Energy Inc	24,584,128
424,700	EQT Corp	15,561,008
101,800	Expand Energy Corp	8,373,050
209,400	Range Resources Corp	6,441,144
716,863	TechnipFMC PLC	18,803,317
81,600	Weatherford International PLC	6,929,472
		80,692,119
Financial — 6.05%
115,900	Assurant Inc	23,047,874
84,900	Axis Capital Holdings Ltd	6,758,889
74,300	Cboe Global Markets Inc	15,221,841
145,758	CoStar Group Inc(a)	10,995,984
104,700	Intercontinental Exchange Inc	16,819,008
29,100	KKR & Co Inc	3,799,878
4,500	Markel Group Inc(a)	7,058,610

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
117,750	Raymond James Financial Inc	$ 14,419,665
44,400	TPG INC	2,555,664
74,300	Tradeweb Markets Inc Class A	9,188,681
		109,866,094
Industrial — 15.91%
156,400	Amphenol Corp Class A	10,191,024
483,807	Ball Corp	32,855,333
99,600	BWX Technologies Inc	10,826,520
148,300	Cognex Corp	6,006,150
180,155	Esab Corp	19,152,278
271,016	Fortive Corp	21,391,293
35,400	Howmet Aerospace Inc	3,548,850
47,600	IDEX Corp	10,210,200
290,200	Ingersoll Rand Inc	28,486,032
14,800	ITT Inc	2,212,748
149,400	JB Hunt Transport Services Inc	25,746,102
116,700	Keysight Technologies Inc(a)	18,547,131
12,700	Littelfuse Inc	3,368,675
46,568	Martin Marietta Materials Inc	25,065,226
7,300	Mettler-Toledo International Inc(a)	10,947,810
285,200	Sealed Air Corp	10,352,760
363,246	Textron Inc	32,176,331
93,600	Veralto Corp	10,470,096
41,500	Waste Connections Inc	7,421,030
		288,975,589
Technology — 17.62%
52,900	Atlassian Corp Class A(a)	8,401,049
76,000	Broadridge Financial Solutions Inc	16,342,280
1,434,574	CCC Intelligent Solutions Holdings Inc(a)	15,852,043
11,651	Crowdstrike Holdings Inc Class A(a)	3,267,756
10,200	Fair Isaac Corp(a)(b)	19,823,904
189,900	Fortinet Inc(a)	14,726,745
442,800	Lattice Semiconductor Corp(a)	23,499,396
715,113	Marvell Technology Inc	51,573,950
522,400	Microchip Technology Inc	41,943,496
14,700	MongoDB Inc(a)	3,974,145
37,800	NXP Semiconductors NV	9,072,378
Shares		Fair Value
Technology — (continued)
69,464	Onestream Inc(a)(b)	$ 2,354,829
163,964	PTC Inc(a)	29,621,736
179,700	Pure Storage Inc Class A(a)	9,028,128
9,800	Roper Technologies Inc	5,453,112
43,300	Tyler Technologies Inc(a)	25,275,076
140,956	Veeva Systems Inc Class A(a)	29,582,436
147,000	Zoom Video Communications Inc Class A(a)	10,251,780
		320,044,239
TOTAL COMMON STOCK — 96.13% (Cost $1,413,131,922)		$1,745,816,921
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.05%
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	932,482
Technology — 0.03%
5,763	Databricks Inc Series G 0.00%(c)(d)	503,513
TOTAL CONVERTIBLE PREFERRED STOCK — 0.08% (Cost $2,308,941)		$1,435,995
GOVERNMENT MONEY MARKET MUTUAL FUNDS
26,522,674	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(e), 4.88%(f)	26,522,674
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.46% (Cost $26,522,674)		$26,522,674
TOTAL INVESTMENTS — 97.67% (Cost $1,441,963,537)		$1,773,775,590
OTHER ASSETS & LIABILITIES, NET — 2.33%		$42,232,985
TOTAL NET ASSETS — 100.00%		$1,816,008,575

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2024.
(c)	Security is fair valued using significant unobservable inputs.
(d)	Restricted security; further details of these securities are included in a subsequent table.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of September 30, 2024.
ADR	American Depositary Receipt

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
As of September 30, 2024, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(c)	02/01/2021	$340,724	$503,513	0.03%
Sila Nanotechnologies Inc Series F 0.00%(c)	01/07/2021	1,968,217	932,482	0.05
		$2,308,941	$1,435,995	0.08%
(c)	Security is fair valued using significant unobservable inputs.

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2024

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, all the investments in the Funds, except the Empower T. Rowe Price Mid Cap Growth Fund, are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. The inputs used to value the Empower T. Rowe Price Mid Cap Growth Fund investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Empower T. Rowe Price Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,745,816,921	$—	$—	$1,745,816,921
Convertible Preferred Stock	—	—	1,435,995	1,435,995
Government Money Market Mutual Funds	—	26,522,674	—	26,522,674
Total Assets	$1,745,816,921	$26,522,674	$1,435,995	$1,773,775,590
Restricted Securities
A Fund may invest in restricted securities. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board reflecting fair value.  Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments. As of September 30, 2024, the Empower T. Rowe Price Mid Cap Growth Fund invested in restricted securities.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

September 30, 2024

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Mid Cap Value Fund
Futures Contracts:
Average long contracts	5
Average notional long	$1,469,263
Empower S&P Mid Cap 400® Index Fund
Futures Contracts:
Average long contracts	84
Average notional long	$25,063,035

September 30, 2024